LEASE LIABILITIES (Table)	12 Months Ended
Dec. 31, 2019
Lease liabilities [abstract]
Disclosure Of Detailed Information About Movement In Lease Liabilities
	Property	Ships	Ship equipment	Total
	US$’000	US$’000	US$’000	US$’000

Adjusted balance as at 1 January 2019	592	67,863	211	68,666
Additions	2,161	16,946	82	19,189
Disposal	-	-	(22)	(22)
Interest expense	69	3,365	8	3,442
Lease payments	(665)	(32,538)	(144)	(33,347)
- Principal	(596)	(29,173)	(136)	(29,905)
- Interest	(69)	(3,365)	(8)	(3,442)
Transferred to liabilities of a disposal group held for sale (Note 40)	(38)	-	-	(38)
Effect of foreign currency exchange differences	56	-	-	56
Lease liabilities as at 31 December 2019	2,175	55,636	135	57,946

Disclosure Of Detailed Information About Lease Liabilities
	31 December 2019	Adjusted as at 1 January 2019
	US$’000	US$’000
Analysed between:
Current portion	24,300	26,088
Non-current portion	33,646	42,578
	57,946	68,666